May 5, 2009

Via EDGAR

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Washington Mutual Investors Fund, Inc.; File Nos. 002-11051 and 811-00604

Dear Sir or Madam:

On behalf of Washington Mutual Investors Fund, Inc. (the “Fund”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Fund, dated May 1, 2009, does not differ from that contained in Post-Effective Amendment No. 116 (the "Amendment") to the Fund's registration statement on Form N-1A.  This Amendment was filed via EDGAR on April 8, 2009.

Should you have any questions regarding the attached, please phone me at (202) 842-5633.

Sincerely,

/s/ Stephanie L. Pfromer

Stephanie L. Pfromer
Assistant Secretary